Property, plant and equipment - Sensitivity to changes in assumptions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Excess of recoverable value over carrying value	$ 173,870
Dunkirk
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying Value	18,141
Excess of recoverable value over carrying value	1,896
Dunkirk | Discount rate
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	11,676
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	$ (8,911)
Percentage decrease	10.00%
Percentage increase	10.00%
Dunkirk | Long-term growth rate
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	$ 1,574
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	$ (1,661)
Percentage decrease	10.00%
Percentage increase	10.00%
Dunkirk | EBITDA
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	$ (23,174)
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	$ 23,174
Percentage decrease	15.00%
Percentage increase	15.00%
Alloy
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying Value	$ 70,574
Excess of recoverable value over carrying value	2,479
Alloy | Discount rate
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	16,334
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	$ (12,761)
Percentage decrease	10.00%
Percentage increase	10.00%
Alloy | Long-term growth rate
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	$ 760
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	$ (806)
Percentage decrease	10.00%
Percentage increase	10.00%
Alloy | EBITDA
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	$ (28,191)
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	$ 28,191
Percentage decrease	10.00%
Percentage increase	10.00%
Polokwane facility
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying Value		$ 13,582
Excess of recoverable value over carrying value		9,213
Polokwane facility | Discount rate
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets		8,955
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets		$ (7,135)
Percentage decrease		10.00%
Percentage increase		10.00%
Polokwane facility | Long-term growth rate
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets		$ 822
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets		$ (850)
Percentage decrease		10.00%
Percentage increase		10.00%
Polokwane facility | EBITDA
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets		$ (15,022)
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets		$ 15,022
Percentage decrease		10.00%
Percentage increase		10.00%